Summarized Financial Information of Citizens Holding Company	12 Months Ended
Dec. 31, 2012
Summarized Financial Information of Citizens Holding Company

Note 11. Summarized Financial Information of Citizens Holding Company

Summarized financial information of Citizens Holding Company, parent company only, at December 31, 2012 and 2011, and for the years ended December 31, 2012, 2011 and 2010, is as follows:

Balance Sheets

December 31, 2012 and 2011

	2012	2011
Assets
Cash (1)	$1,657,268	$1,416,801
Investment in bank subsidiary (1)	86,885,774	84,377,402
Other assets (1)	326,188	285,414

Total assets	$88,869,230	$86,079,617

Liabilities
Other liabilities	$400	$400

Stockholders’ equity	88,868,830	86,079,217

Total liabilities and stockholders’ equity	$88,869,230	$86,079,617

(1)	Fully or partially eliminates in consolidation.

Income Statements

Years Ended December 31, 2012, 2011 and 2010

	2012	2011	2010
Interest income	$3,348	$3,264	$3,559

Other income
Dividends from bank subsidiary (1)	4,332,000	4,332,000	4,654,050
Equity in undistributed earnings of bank subsidiary (1)	2,603,735	3,016,877	2,677,680
Other income	—	51	115

Total other income	6,939,083	7,348,928	7,331,845

Other expense	252,278	236,904	265,594

Income before income taxes	6,686,805	7,115,288	7,069,810
Income tax benefit	(97,194)	(102,559)	(92,721)

Net income	$6,783,999	$7,217,847	$7,162,531

(1)	Eliminates in consolidation.

Statements of Cash Flows

Years Ended December 31, 2012, 2011 and 2010

	2012	2011	2010
Cash flows from operating activities
Net income	$6,783,999	$7,217,847	$7,162,531
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of Bank	(2,603,735)	(3,016,877)	(2,677,680)
Stock compensation expense	119,834	123,702	150,748
Decrease (Increase) in other assets	(40,774)	(61,093)	(62,129)
Increase in other liabilities	—	—	400

Net cash provided by operating activities	4,259,324	4,263,579	4,573,870

	2012	2011	2010
Cash flows from financing activities
Dividends paid to stockholders	$(4,276,282)	$(4,261,652)	$(4,110,791)
Proceeds from exercise of stock options	257,425	63,385	189,161
Repurchase of company stock	—	—	(366,381)

Net cash used by financing activities	(4,018,857)	(4,198,267)	(4,288,011)

Net increase in cash	240,467	65,312	285,859

Cash, beginning of year	1,416,801	1,351,489	1,065,630

Cash, end of year	$1,657,268	$1,416,801	$1,351,489

The Bank is required to obtain approval from state regulators before paying dividends. The Bank paid dividends of $4,332,000, $4,332,000 and $4,654,050 to the Citizens Holding Company during the years ended December 31, 2012, 2011 and 2010, respectively.